UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21132

 NAME OF REGISTRANT:                     Investment Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


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

Investment Portfolio
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 AGRIUM INC                                                                                  Agenda Number:  701184195
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        Security:  008916108
    Meeting Type:  MIX
    Meeting Date:  09-May-2007
          Ticker:
            ISIN:  CA0089161081
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive and consider our 2006 audited financial           Non-Voting    No vote
       statements and the Auditor s report thereon

1.1    Elect Mr. Neil Carragher as a Director                    Mgmt          For                            For

1.2    Elect Mr. Ralph S. Cunningham as a Director               Mgmt          For                            For

1.3    Elect Mr. D. Grant Devine as a Director                   Mgmt          For                            For

1.4    Elect Mr. Germaine Gibra as a Director                    Mgmt          For                            For

1.5    Elect Mr. Russell K. Girling as a Director                Mgmt          For                            For

1.6    Elect Mr. Susan A. Henry as a Director                    Mgmt          For                            For

1.7    Elect Mr. Russell J. Horner as a Director                 Mgmt          For                            For

1.8    Elect Mr. Anne Mclellan as a director                     Mgmt          For                            For

1.9    Elect Mr. Frank W. Proto as a Director                    Mgmt          For                            For

1.10   Elect Mr. Michael M. Wilson as a Director                 Mgmt          For                            For

1.11   Elect Mr. Victor J. Zaleschuk as a Director               Mgmt          For                            For

2.     Appoint KPMG LLP, Chartered Accountants, of               Mgmt          For                            For
       Calgary, Alberta, as the Auditors of the Corporation
       for 2007 and authorize the Directors to fix
       their remuneration

3.     Approve a resolution to make certain amandments           Mgmt          For                            For
       to the Corporations amended and restated Stock
       Option and Tandem SAR Plan

4.     Approve a resolution to reserve an additional             Mgmt          For                            For
       1,000,000 common shares for the granting of
       Stock Option with tandem sars under the Corporations
       amended and restated Stock Option and Tandem
       SAR Plan

5.     Approve the Corporation amended and restated              Mgmt          For                            For
       Shareholders Rights Plan

       Transact such other business                              Non-Voting    No vote



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Investment Portfolio
By (Signature)       /s/ Mark S. Venezia
Name                 Mark S. Venezia
Title                President
Date                 08/28/2007